================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-1512

                        Oppenheimer Capital Income Fund
                        -------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.

           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                       SHARES            VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS-26.7%
-------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY-3.2%
-------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.7%
McDonald's Corp.                                                       115,000        $10,984,800
-------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.5%
Mattel, Inc.                                                           270,000          7,778,700
-------------------------------------------------------------------------------------------------
MEDIA-1.7%
Cinemark Holdings, Inc.                                                428,000          8,384,520
-------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A                                                   264,000          5,984,880
-------------------------------------------------------------------------------------------------
Dish Network Corp., Cl. A                                              290,000          7,125,300
-------------------------------------------------------------------------------------------------
Time Warner Cable, Inc.                                                 72,500          4,384,800
                                                                                      -----------
                                                                                       25,879,500
-------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.3%
Target Corp.                                                           100,000          5,270,000
-------------------------------------------------------------------------------------------------
CONSUMER STAPLES-3.0%
-------------------------------------------------------------------------------------------------
BEVERAGES-0.9%
Coca-Cola Co. (The)                                                    206,000         13,849,380
-------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.2%
Adecoagro SA(1)                                                        458,290          3,909,214
-------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.1%
Church & Dwight Co., Inc.                                              386,000         17,080,500
-------------------------------------------------------------------------------------------------
TOBACCO-0.8%
Philip Morris International, Inc.                                      156,000         11,893,440
-------------------------------------------------------------------------------------------------
ENERGY-3.6%
ENERGY EQUIPMENT & SERVICES-0.6%
Nabors Industries Ltd.(1)                                              210,000          3,767,400
-------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                       63,000          4,745,790
                                                                                      -----------
                                                                                        8,513,190
-------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-3.0%
Apache Corp.                                                            46,500          4,623,960
-------------------------------------------------------------------------------------------------
Chevron Corp.                                                          126,100         12,965,602
-------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC(1)                                            1                  3
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                      165,300         13,296,732
-------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC(1)                                              1                 25
-------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                     96,390          2,843,505
-------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                      21,500          2,115,385
-------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, ADR                                               8,000            560,000
-------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, B Shares                                        305,953         11,021,574
                                                                                      -----------
                                                                                       47,426,786
-------------------------------------------------------------------------------------------------
FINANCIALS-4.4%
-------------------------------------------------------------------------------------------------
CAPITAL MARKETS-0.5%
Bond Street Holdings LLC, Cl. A(1,2)                                   375,000          6,750,000
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                         13,000          1,246,180
                                                                                      -----------
                                                                                        7,996,180
-------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-2.2%
M&T Bank Corp.                                                         161,000         11,749,780
-------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                     111,000          6,017,310
-------------------------------------------------------------------------------------------------
U.S. Bancorp                                                           197,000          5,106,240
-------------------------------------------------------------------------------------------------

1 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                       SHARES                VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
-----------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                          414,000        $10,706,040
                                                                                          -----------
                                                                                           33,579,370
-----------------------------------------------------------------------------------------------------
INSURANCE-0.6%
Alleghany Corp.(1)                                                           8,000          2,304,000
-----------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                46,000          2,513,440
-----------------------------------------------------------------------------------------------------
Unum Group                                                                 200,000          4,502,000
                                                                                          -----------
                                                                                            9,319,440
-----------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-1.1%
American Assets Trust, Inc.                                                205,000          4,231,200
-----------------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                            144,926          2,040,558
-----------------------------------------------------------------------------------------------------
Public Storage                                                              25,000          3,297,500
-----------------------------------------------------------------------------------------------------
Starwood Property Trust, Inc.                                              464,130          8,280,079
                                                                                          -----------
                                                                                           17,849,337
-----------------------------------------------------------------------------------------------------
HEALTH CARE-3.4%
-----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.5%
Gilead Sciences, Inc.(1)                                                   178,000          7,093,300
-----------------------------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(1)                                               242,470          1,377,230
                                                                                          -----------
                                                                                            8,470,530
-----------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Covidien plc                                                                45,000          2,049,750
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                            100,000          3,643,000
                                                                                          -----------
                                                                                            5,692,750
-----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.9%
HCA Holdings, Inc.(1)                                                      101,550          2,475,789
-----------------------------------------------------------------------------------------------------
Humana, Inc.                                                                49,000          4,345,320
-----------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                   160,000          7,803,200
                                                                                          -----------
                                                                                           14,624,309
-----------------------------------------------------------------------------------------------------
PHARMACEUTICALS-1.6%
Merck & Co., Inc.                                                          114,000          4,075,500
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               564,400         11,327,508
-----------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                          68,440          2,710,908
-----------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(1)                                            100,000          6,462,000
                                                                                          -----------
                                                                                           24,575,916
-----------------------------------------------------------------------------------------------------
INDUSTRIALS-1.6%
-----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.5%
Cooper Industries plc                                                      148,300          8,235,099
-----------------------------------------------------------------------------------------------------
MACHINERY-0.3%
AGCO Corp.(1)                                                               86,000          3,934,500
-----------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.8%
AerCap Holdings NV(1)                                                    1,197,280         12,882,733
-----------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-4.5%
-----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.9%
Juniper Networks, Inc.(1)                                                  218,000          4,950,780
-----------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                             126,500          6,932,200
-----------------------------------------------------------------------------------------------------

2 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                       SHARES           VALUE
-----------------------------------------------------------------------------------------------------

COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------
Research in Motion Ltd.(1)                                              110,000           $ 1,964,600
                                                                                          -----------
                                                                                           13,847,580
-----------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS-0.5%
Apple, Inc.(1)                                                           20,100             7,682,220
-----------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.3%
VeriSign, Inc.                                                          147,000             4,936,260
-----------------------------------------------------------------------------------------------------
IT SERVICES-1.4%
Accenture plc, Cl. A                                                    100,000             5,793,000
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    86,700            16,299,600
                                                                                          -----------
                                                                                           22,092,600
-----------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.5%
Atmel Corp.(1)                                                          170,000             1,507,900
-----------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                                    73,500             2,230,358
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                            145,000             4,742,950
                                                                                          -----------
                                                                                            8,481,208
-----------------------------------------------------------------------------------------------------
SOFTWARE-0.9%
Microsoft Corp.                                                         280,000             7,162,400
-----------------------------------------------------------------------------------------------------
Oracle Corp.                                                            194,000             6,081,900
                                                                                          -----------
                                                                                           13,244,300
-----------------------------------------------------------------------------------------------------
MATERIALS-1.1%
-----------------------------------------------------------------------------------------------------
CHEMICALS-0.9%
Mosaic Co. (The)                                                        254,070            13,404,733
-----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.2%
Rock-Tenn Co., Cl. A                                                     63,469             3,697,069
-----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.5%
-----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.5%
AT&T, Inc.                                                              232,500             6,737,850
-----------------------------------------------------------------------------------------------------
UTILITIES-1.4%
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.4%
Cleco Corp.                                                             173,000             6,252,220
-----------------------------------------------------------------------------------------------------
MULTI-UTILITIES-1.0%
CenterPoint Energy, Inc.                                                332,500             6,616,750
-----------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                        285,000             5,962,200
-----------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                    96,000             3,162,240
                                                                                          -----------
                                                                                           15,741,190
                                                                                          -----------
Total Common Stocks (Cost $371,017,126)                                                   415,862,904
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS-2.7%
Goldman Sachs Group, Inc. (The), 3.75% Non-Cum., Series A,
Non-Vtg.                                                                123,300             2,188,575
-----------------------------------------------------------------------------------------------------
H.J. Heinz Finance Co., 8% Cum., Series B(3)                                 40             4,157,500
-----------------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-
Vtg.                                                                     25,000            15,625,000
-----------------------------------------------------------------------------------------------------
MetLife, Inc., 5% Cv., Non-Vtg.                                         138,500             8,419,415
-----------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc., 9.875% Non-Cum., Series
F, Non-Vtg.                                                              75,000             2,051,250
-----------------------------------------------------------------------------------------------------
PPL Corp., 8.75% Cv.                                                     50,000             2,749,000
-----------------------------------------------------------------------------------------------------

3 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                              SHARES                         VALUE
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS CONTINUED
Wells Fargo & Co., 7.50% Cv., Series L, Non-Vtg.                                  7,000                    $7,378,000
                                                                                                      ---------------
Total Preferred Stocks (Cost $48,731,667)                                                                  42,568,740

                                                                               Units
---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES-0.0%
Charter Communications, Inc., Cl. A Wts., Strike Price $46.86,
Exp. 11/30/14(1) (Cost $192,089)                                                 38,418                       585,875

                                                                            Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-21.6%
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY-16.3%
---------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED-16.2%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19(4,5)                                                          $ 2,691,412                     2,850,074
5%, 12/15/34                                                                    220,742                       236,519
6%, 5/15/18(5)                                                                  950,896                     1,035,203
6.50%, 7/1/28-4/1/34                                                            389,886                       444,006
7%, 10/1/31                                                                     492,941                       563,373
8%, 4/1/16                                                                      116,180                       127,371
9%, 8/1/22-5/1/25                                                                46,139                        52,424
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 30 yr., 4.50%, 12/1/31(6)                  11,925,000                    12,558,516
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.624%, 3/25/36(7)                                     592,328                       832,753
Series 2034, Cl. Z, 6.50%, 2/15/28                                              229,524                       255,278
Series 2043, Cl. ZP, 6.50%, 4/15/28                                           1,028,576                     1,180,872
Series 2053, Cl. Z, 6.50%, 4/15/28                                              232,476                       258,559
Series 2279, Cl. PK, 6.50%, 1/15/31                                             451,916                       495,757
Series 2326, Cl. ZP, 6.50%, 6/15/31                                             208,938                       240,759
Series 2426, Cl. BG, 6%, 3/15/17                                              1,323,890                     1,422,544
Series 2427, Cl. ZM, 6.50%, 3/15/32                                             822,300                       916,540
Series 2461, Cl. PZ, 6.50%, 6/15/32                                           1,235,615                     1,411,604
Series 2500, Cl. FD, 0.748%, 3/15/32(7)                                         125,768                       126,482
Series 2526, Cl. FE, 0.648%, 6/15/29(7)                                         154,417                       155,589
Series 2538, Cl. F, 0.848%, 12/15/32(7)                                       1,368,831                     1,380,087
Series 2551, Cl. FD, 0.648%, 1/15/33(7)                                         104,405                       105,149
Series 2626, Cl. TB, 5%, 6/1/33                                               1,750,908                     1,939,102
Series 2663, Cl. BA, 4%, 8/1/16                                                 412,757                       414,275
Series 2686, Cl. CD, 4.50%, 2/1/17                                              198,886                       198,965
Series 2907, Cl. GC, 5%, 6/1/27                                                  74,080                        74,068
Series 3019, Cl. MD, 4.75%, 1/1/31                                              813,416                       819,692
Series 3025, Cl. SJ, 23.841%, 8/15/35(7)                                        180,927                       256,359
Series 3094, Cl. HS, 23.474%, 6/15/34(7)                                        367,933                       490,209
Series 3242, Cl. QA, 5.50%, 3/1/30                                              361,805                       364,378
Series 3822, Cl. JA, 5%, 6/1/40                                               1,755,834                     1,915,583
Series 3848, Cl. WL, 4%, 4/1/40                                               2,106,507                     2,232,689
Series R001, Cl. AE, 4.375%, 4/1/15                                             116,873                       117,008
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 15.255%, 4/1/27(8)                                          342,686                        60,590

4 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                            PRINCIPAL
                                                                              AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
--------------------------------------------------------------------------------------------------------------
Series 192, Cl. IO, 12.992%,  2/1/28(8)                                    $   107,229             $    19,707
Series 2130, Cl. SC, 50.187%,  3/15/29(8)                                      263,817                  58,395
Series 243, Cl. 6, 22.307%, 12/15/32(8)                                        409,313                  63,860
Series 2527, Cl. SG, 19.556%, 2/15/32(8)                                       118,415                   1,719
Series 2531, Cl. ST, 49.852%, 2/15/30(8)                                       300,803                  11,254
Series 2639, Cl. SA, 0.296%, 7/15/22(8)                                      1,494,786                 129,745
Series 2796, Cl. SD, 61.684%, 7/15/26(8)                                       392,880                  81,306
Series 2802, Cl. AS, 61.922%, 4/15/33(8)                                       373,048                  26,963
Series 2815, Cl. PT, 29.10%, 11/15/32(8)                                     6,208,012                 699,649
Series 2920, Cl. S, 63.091%, 1/15/35(8)                                      2,210,474                 393,918
Series 2937, Cl. SY, 24.411%, 2/15/35(8)                                     8,890,442               1,454,344
Series 3110, Cl. SL, 99.999%, 2/15/26(8)                                       386,044                  51,207
Series 3451, Cl. SB, 22.025%, 5/15/38(8)                                     5,495,513                 718,677
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 3.835%, 6/1/26(9)                    106,143                  96,750
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.50%, 1/1/27(6)                                                             4,650,000               4,824,375
4%, 1/1/42(6)                                                                3,565,000               3,704,815
4.50%, 1/1/42(6)                                                             1,940,000               2,047,913
5%, 12/1/41(6)                                                              35,559,000              38,225,936
5.50%, 1/1/38-4/1/39                                                         4,585,582               4,984,672
5.50%, 12/1/26-12/1/41(6)                                                   23,116,000              25,090,379
6%, 12/1/41(6)                                                              22,820,000              25,016,432
6.50%, 5/25/17-10/25/19                                                      1,440,966               1,575,381
6.50%, 11/25/31(5)                                                           1,381,279               1,570,061
6.50%, 12/1/41(6)                                                            6,052,000               6,692,190
7%, 11/1/17-7/25/35                                                            552,443                 601,809
7.50%, 1/1/33-3/25/33(5)                                                     5,180,395               6,042,424
8.50%, 7/1/32                                                                   14,438                  16,477
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 15 yr.:
3%, 12/1/26(6)                                                              34,485,000              35,330,962
4%, 12/1/26(6)                                                               1,680,000               1,764,787
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                           659,145                 735,556
Trust 1998-61, Cl. PL, 6%, 11/25/28                                            361,205                 407,660
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                         559,339                 643,181
Trust 2001-51, Cl. OD, 6.50%, 10/25/31(5)                                      960,256               1,121,695
Trust 2003-130, Cl. CS, 13.586%, 12/25/33(7)                                   634,414                 744,259
Trust 2003-28, Cl. KG, 5.50%, 4/25/23(5)                                     3,553,000               3,953,440
Trust 2004-101, Cl. BG, 5%, 1/25/20(5)                                       2,735,056               2,904,984
Trust 2004-9, Cl. AB, 4%, 7/1/17                                               340,559                 344,270
Trust 2005-104, Cl. MC, 5.50%, 12/25/25(5)                                   7,504,312               8,324,593
Trust 2005-12, Cl. JC, 5%, 6/1/28                                              543,618                 546,675
Trust 2005-22, Cl. EC, 5%, 10/1/28                                             235,622                 236,854
Trust 2005-30, Cl. CU, 5%, 4/1/29                                              325,515                 328,531

5 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                           PRINCIPAL
                                                                             AMOUNT                  VALUE
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
------------------------------------------------------------------------------------------------------------
Trust 2005-31, Cl. PB, 5.50%, 4/25/35(5)                                  $ 1,430,000             $1,722,588
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                       2,339,080              2,464,182
Trust 2006-46, Cl. SW, 23.256%, 6/25/36(7)                                    468,693                652,636
Trust 2006-50, Cl. KS, 23.257%, 6/25/36(7)                                    987,930              1,376,984
Trust 2006-50, Cl. SK, 23.257%, 6/25/36(7)                                    114,127                160,758
Trust 2007-42, Cl. A, 6%, 2/1/33                                            2,593,834              2,733,760
Trust 2009-36, Cl. FA, 1.197%, 6/25/37(7)                                   2,345,099              2,382,858
Trust 2009-37, Cl. HA, 4%, 4/1/19                                           3,193,356              3,382,406
Trust 2009-70, Cl. PA, 5%, 8/1/35                                           3,878,510              4,014,552
Trust 2011-15, Cl. DA, 4%, 3/1/41                                           1,350,685              1,421,347
Trust 2011-3,  Cl. KA, 5%, 4/1/40                                           2,044,537              2,235,494
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Trust 2001-15, Cl. SA, 66.109%, 3/17/31(8)                                    308,303                 66,506
Trust 2001-65, Cl. S, 37.386%, 11/25/31(8)                                    862,892                169,446
Trust 2001-81, Cl. S, 32.777%, 1/25/32(8)                                     210,039                 44,379
Trust 2002-47, Cl. NS, 34.885%, 4/25/32(8)                                    446,433                 89,918
Trust 2002-51, Cl. S, 35.175%, 8/25/32(8)                                     409,887                 82,227
Trust 2002-52, Cl. SD, 41.075%, 9/25/32(8)                                    508,434                107,762
Trust 2002-60, Cl. SM, 37.417%, 8/25/32(8)                                    744,548                135,896
Trust 2002-7,  Cl. SK, 37.708%, 1/25/32(8)                                    232,199                 36,879
Trust 2002-75, Cl. SA, 38.264%, 11/25/32(8)                                 1,042,943                193,721
Trust 2002-77, Cl. BS, 31.874%, 12/18/32(8)                                   451,646                 83,425
Trust 2002-77, Cl. JS, 30.058%, 12/18/32(8)                                   750,952                130,496
Trust 2002-77, Cl. SA, 31.205%, 12/18/32(8)                                   707,932                129,484
Trust 2002-77, Cl. SH, 41.569%, 12/18/32(8)                                   287,237                 60,698
Trust 2002-89, Cl. S, 63.994%, 1/25/33(8)                                   1,294,125                281,639
Trust 2002-9,  Cl. MS, 33.492%, 3/25/32(8)                                    269,942                 56,487
Trust 2002-90, Cl. SN, 38.749%, 8/25/32(8)                                    383,395                 69,189
Trust 2002-90, Cl. SY, 43.334%, 9/25/32(8)                                    171,140                 31,374
Trust 2003-33, Cl. SP, 40.142%, 5/25/33(8)                                    961,625                163,631
Trust 2003-46, Cl. IH, 0%, 6/1/23(8,10)                                     1,940,084                267,133
Trust 2003-89, Cl. XS, 39.087%, 11/25/32(8)                                   684,766                 39,204
Trust 2004-54, Cl. DS, 51.616%, 11/25/30(8)                                   495,783                 80,143
Trust 2004-56, Cl. SE, 16.324%, 10/25/33(8)                                 1,194,357                202,352
Trust 2005-19, Cl. SA, 61.381%, 3/25/35(8)                                  5,707,190              1,090,291
Trust 2005-40, Cl. SA, 60.459%, 5/25/35(8)                                  1,269,584                236,410
Trust 2005-6,  Cl. SE, 74.791%, 2/25/35(8)                                  1,843,222                312,843
Trust 2005-71, Cl. SA, 62.129%, 8/25/25(8)                                  1,338,385                187,776
Trust 2005-93, Cl. SI, 18.177%, 10/25/35(8)                                 1,859,206                287,180
Trust 2006-129,Cl. SM, 28.177%, 1/25/37(8)                                  4,142,211                672,167
Trust 2006-51, Cl. SA, 37.244%, 6/25/36(8)                                 13,297,835              2,042,742
Trust 2008-55, Cl. SA, 25.251%, 7/25/38(8)                                  2,978,764                406,032
Trust 2008-67, Cl. KS, 45.89%, 8/25/34(8)                                   4,031,410                340,643
Trust 222, Cl. 2, 24.096%, 6/1/23(8)                                          759,872                144,577

6 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                                   PRINCIPAL
                                                                                     AMOUNT                    VALUE
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
-----------------------------------------------------------------------------------------------------------------------
Trust 252, Cl. 2, 37.046%, 11/1/23(8)                                             $    637,056                 $120,444
Trust 303, Cl. IO, 29.26%, 11/1/29(8)                                                  235,281                   43,687
Trust 308, Cl. 2, 24.781%, 9/1/30(8)                                                   607,046                  142,897
Trust 320, Cl. 2, 11.612%, 4/1/32(8)                                                 2,404,134                  458,000
Trust 321, Cl. 2, 2.183%, 4/1/32(8)                                                  2,052,494                  385,626
Trust 331, Cl. 9, 30.966%, 2/1/33(8)                                                   653,895                  112,944
Trust 334, Cl. 17, 39.09%, 2/1/33(8)                                                   388,758                   75,843
Trust 338, Cl. 2, 3.573%, 7/1/33(8)                                                    422,914                   61,330
Trust 339, Cl. 12, 3.368%, 7/1/33(8)                                                 1,532,984                  262,062
Trust 339, Cl. 7, 0%, 7/1/33(8,10)                                                   2,077,693                  304,088
Trust 343, Cl. 13, 8.418%, 9/1/33(8)                                                 1,461,377                  235,902
Trust 343, Cl. 18, 3.537%, 5/1/34(8)                                                   456,774                   69,042
Trust 345, Cl. 9, 13.244%, 1/1/34(8)                                                 1,002,808                  143,722
Trust 351, Cl. 10, 4.726%, 4/1/34(8)                                                   543,749                   79,701
Trust 351, Cl. 8, 1.563%, 4/1/34(8)                                                    867,942                  128,405
Trust 356, Cl. 10, 0%, 6/1/35(8,10)                                                    714,374                  106,187
Trust 356, Cl. 12, 0%, 2/1/35(8,10)                                                    357,287                   53,033
Trust 362, Cl. 13, 3.799%, 8/1/35(8)                                                 1,181,314                  186,440
Trust 364, Cl. 16, 0.001%, 9/1/35(8)                                                 1,501,718                  236,661
Trust 365, Cl. 16, 3.625%, 3/1/36(8)                                                 3,996,346                  800,302
-----------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.302%, 9/25/23(9)                        293,181                  262,257
                                                                                                            -----------
                                                                                                            252,178,970
-----------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED-0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-
12/15/17                                                                                63,134                   71,368
-----------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 90.412%, 1/16/27(8)                                            582,553                  116,612
Series 2002-15, Cl. SM, 81.582%, 2/16/32(8)                                            549,570                  114,057
Series 2002-41, Cl. GS, 45.319%, 6/16/32(8)                                            309,826                   72,776
Series 2002-76, Cl. SY, 82.325%, 12/16/26(8)                                         1,413,434                  297,693
Series 2004-11, Cl. SM, 81.285%, 1/17/30(8)                                            525,519                  131,153
Series 2007-17, Cl. AI, 20.299%, 4/16/37(8)                                          4,022,887                  760,979
                                                                                                           ------------
                                                                                                              1,564,638
-----------------------------------------------------------------------------------------------------------------------
NON-AGENCY-5.3%
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL-2.9%
Banc of America Commercial Mortgage Trust 2007-1,
Commercial Mtg. Pass-Through Certificates, Series 2007-1,
Cl. A4, 5.451%, 1/1/49                                                               2,525,000                2,700,941
-----------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-3, Cl. A4, 5.801%,
6/1/49(7)                                                                            1,340,000                1,420,343
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.682%, 6/1/47(7)                             1,741,724                1,219,510
-----------------------------------------------------------------------------------------------------------------------

7 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                                           PRINCIPAL
                                                                                            AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
---------------------------------------------------------------------------------------------------------------------
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-
Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44(3)                          $   491,643      $   490,539
---------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-
Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37                                   1,114,125          883,250
---------------------------------------------------------------------------------------------------------------------
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                   439,716          444,574
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                                   1,375,000        1,427,115
---------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%,
7/1/46(3)                                                                                  1,987,010        2,042,877
---------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security, Series 2010-C1, Cl. XPA, 4.858%, 9/1/20(3,8)                             15,646,392        1,204,631
---------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-
FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl.
1A1, 5.50%, 4/25/37                                                                           68,638           45,215
---------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49                                    1,840,000        1,932,531
---------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. AM, 5.475%, 3/1/39                                      1,720,000        1,575,101
---------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44                                       1,300,282        1,330,440
---------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35                                      1,397,366        1,290,552
---------------------------------------------------------------------------------------------------------------------
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed
Bonds, Series 2005-4, Cl. 1A1A, 0.797%, 5/25/35(7)                                         1,912,472        1,353,809
---------------------------------------------------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-
Through Certificates, Series 2005-AR23, Cl. 6 A1, 5.124%,
11/1/35(7)                                                                                 2,267,457        1,547,740
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46(3)                                                  1,463,660        1,471,394
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(3)                                                 2,420,000        2,490,919
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49                                                 2,590,000        2,670,927
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                                     590,000          625,440
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                    515,845          525,936
---------------------------------------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through
Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37                                         2,330,530        1,963,312
---------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial
Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A4,
5.858%, 7/11/40                                                                            3,055,000        3,283,792
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 6.08%,
6/1/49(7)                                                                                  1,700,000        1,575,914
---------------------------------------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-
Through Certificates, Series 2007-6, Cl. 3A1, 5.139%, 7/1/37(7)                            2,155,677        1,305,902

8 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
----------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
----------------------------------------------------------------------------------------

Wachovia Bank Commercial Mortgage Trust 2007-C33,
Commercial Mtg. Pass-Through Certificates, Series 2007-
C33, Cl. A4, 6.096%, 2/1/51(7)                                   $ 1,800,000  $1,916,673
----------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2007-C34,
Commercial Mtg. Pass-Through Certificates, Series
2007-C34, Cl. A3, 5.678%, 5/1/46                                   1,835,000   1,984,203
----------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14
Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
1A4, 2.479%, 12/1/35(7)                                            1,115,022     900,350
----------------------------------------------------------------------------------------
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series 2010-C1,
Cl. A1, 3.349%, 11/1/43(3)                                         1,241,163   1,282,865
----------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4,
5.777%, 4/1/37(7)                                                    100,902      81,677
----------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1,
6.05%, 11/1/37(7)                                                  1,572,226   1,172,286
----------------------------------------------------------------------------------------
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl.
XA, 7.82%, 3/1/44(8)                                              20,102,770   1,797,047
                                                                              ----------
                                                                              45,957,805
----------------------------------------------------------------------------------------
MULTIFAMILY -- 0.4%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 2.709%, 10/1/35(7)           6,029,992   4,873,798
----------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-
Through Certificates, Series 2006-AR3, Cl. 1 A2A, 5.662%,
6/1/36(7)                                                          1,454,027   1,188,756
----------------------------------------------------------------------------------------
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3, Cl. 3A2M, 5.322%, 5/1/37(7)            574,322     468,800
                                                                               ---------
                                                                               6,531,354
----------------------------------------------------------------------------------------
OTHER -- 0.4%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39              5,315,000   5,632,258
----------------------------------------------------------------------------------------
RESIDENTIAL -- 1.6%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through
Certificates, Series 2007-C, Cl. 1A4, 5.548%, 5/1/36(7)              560,000     495,975
----------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-
Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35         908,824     763,244
----------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-
Through Certificates, Series 2005-HYB7, Cl. 6A1, 5.338%,
11/1/35(7)                                                         2,027,879   1,381,815
----------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-
Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36            1,262,919   1,208,524
----------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-
Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35      2,100,509   1,770,032
----------------------------------------------------------------------------------------

9 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT        VALUE
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
-----------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J10, Mtg.
Pass-Through Certificates, Series 2005-J10, Cl. 1A17,
5.50%, 10/1/35                                                   $7,525,734    $6,134,899
-----------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-19, Mtg.
Pass-Through Certificates, Series 2007-19, Cl. 1A34,
6%, 8/1/37                                                        1,393,949     1,017,731
-----------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                 1,297,492     1,271,646
-----------------------------------------------------------------------------------------
JPMorgan Alternative Loan Trust 2006-S4, Mtg.
Pass-Through Certificates, Series 2006-S4, Cl. A6,
5.71%, 12/1/36                                                    1,371,772     1,178,222
-----------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2005-A15, Mtg.
Pass-Through Certificates, Series 2005-A15, Cl. 1A4,
5.75%, 2/1/36                                                       603,935       470,712
-----------------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2004-5, Cl. 3A1,
2.505%, 5/1/34(7)                                                 3,381,772     3,111,912
-----------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5
Trust, Mtg. Pass-Through Certificates, Series
2007-HY5, Cl. 3A1, 5.504%, 5/1/37(7)                              1,444,015     1,206,487
-----------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series
2007-PA5, Cl. 1A1, 6.25%, 11/1/37                                 1,242,919       967,989
-----------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R
Trust, Mtg. Pass-Through Certificates, Series 2004-R,
Cl. 2A1, 2.625%, 9/1/34(7)                                        1,674,053     1,595,823
-----------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-9 Trust,
Mtg. Pass-Through Certificates, Series 2005-9, Cl.
2A6, 5.25%, 10/25/35                                              1,102,642     1,060,298
-----------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR14
Trust, Mtg. Pass-Through Certificates, Series
2006-AR14, Cl. 1A2, 5.678%, 10/1/36(7)                            1,406,014     1,184,808
                                                                              -----------
                                                                               24,820,117
                                                                              -----------
Total Mortgage-Backed Obligations (Cost $326,892,069)                         336,685,142
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.7%
ABFC Asset-Backed Certificates, Asset-Back Certificates,
Series 2005-HE2, Cl. M3, 0.777%, 6/25/35(7)                      4,000,000      1,199,818
-----------------------------------------------------------------------------------------
AESOP Funding II LLC, Automobile
Receivables Nts., Series 2011-1A, Cl.
A, 1.85%, 11/20/13(3)                                               870,000       871,420
-----------------------------------------------------------------------------------------
Airspeed Ltd., Airplane Receivables:
Series 2007-1A,  Cl. G1, 0.518%, 6/15/32(2,7)                    36,492,494    29,011,532
-----------------------------------------------------------------------------------------
Series 2007-1A, Cl. G2, 0.528%, 6/15/32(2,7)                     12,467,257     9,973,806
-----------------------------------------------------------------------------------------
Ally Auto Receivables Trust 2010-4,
Automobile Receivables Nts., Series
2010-4, Cl. A3, 0.91%, 11/17/14                                     465,000       465,964
-----------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-1, Asset-Backed Certificates,
Series 2010-1, Cl. A, 1.999%, 1/15/15(3,7)                          155,000       157,072
-----------------------------------------------------------------------------------------
Ally Master Owner Trust 2010-3, Asset-Backed Certificates,
Series 2010-3, Cl. A, 2.88%, 4/15/15(3)                           1,390,000     1,415,462
-----------------------------------------------------------------------------------------
Ally Master Owner Trust, Automobile Receivables Nts.,
Series 2011-4, Cl. A2, 1.54%, 9/15/16                             1,805,000     1,801,376
-----------------------------------------------------------------------------------------

10 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT       VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-----------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3,
3.04%, 10/15/13                                                  $   231,082  $   232,552
-----------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-1,
Automobile Receivables-Backed Nts., Series 2011-1, Cl. D,
4.26%, 2/8/17                                                        430,000      435,665
-----------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-2,
Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15                                240,000      241,372
Series 2011-2, Cl. D, 4%, 5/8/17                                     860,000      858,597
-----------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-4,
Automobile Receivables-Backed Nts., Series 2011-4, Cl. D,
4.08%, 7/10/17                                                     2,355,000    2,348,906
-----------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust 2011-5,
Automobile Receivable Nts., Series 2011-5, Cl. D, 4.72%,
12/8/17                                                            1,500,000    1,530,645
-----------------------------------------------------------------------------------------
AmeriCredit Prime Automobile Receivables Trust 2010-2,
Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%,
10/8/13                                                              167,670      167,790
-----------------------------------------------------------------------------------------
Blade Engine Securitization Ltd., Asset-Backed Certificates,
Series 2006-1A, Cl. B, 3.249%, 9/15/41(2,7)                        9,960,140    7,470,105
-----------------------------------------------------------------------------------------
CarMax Auto Owner Trust 2010-3, Automobile Asset-
Backed Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                 3,350,000    3,358,637
-----------------------------------------------------------------------------------------
Carrington Mortgage Loan Trust, Asset-Backed Pass-
Through Certificates, Series 2006-FRE1, Cl. A2, 0.367%,
7/25/36(7)                                                         1,259,530    1,160,252
-----------------------------------------------------------------------------------------
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-
1A, Cl. 1, 5.43%, 7/20/15(3)                                         370,647      388,998
-----------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                            430,000      451,003
-----------------------------------------------------------------------------------------
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18(3)                        3,315,000    3,629,474
Series 2009-A17, Cl. A17, 4.90%, 11/15/18(3)                       2,590,000    2,821,675
Series 2009-A8, Cl. A8, 2.349%, 5/16/16(3,7)                       2,015,000    2,030,673
-----------------------------------------------------------------------------------------
CLI Funding LLC, Equipment Asset-Backed Nts.,
Series 2006- 1A, Cl. A, 0.432%, 8/18/21(3,7)                       6,466,622    5,922,892
-----------------------------------------------------------------------------------------
CNH Wholesale Master Note Trust 2011-1, Equipment Nts.,
Series 2011-1, Cl. 1A, 1.049%, 1/20/41(7)                          1,675,000    1,677,177
-----------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.997%, 2/25/33(7)                             19,714       18,944
Series 2004-6, Cl. M5, 1.527%, 8/25/34(7)                          2,362,066      555,949
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36                             581,174      448,340
-----------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-4, Asset-
Backed Certificates, Series 2005-4, Cl. MF7, 5.733%, 10/1/35       5,850,000      759,277
-----------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7, Asset-
Backed Certificates, Series 2005-7, Cl. MF7, 5.732%, 10/1/35       3,284,000      430,342
-----------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-BC5, Asset-
Backed Certificates, Series 2005-BC5, Cl. M2, 0.737%, 1/25/36(7)   6,000,000    1,527,099
-----------------------------------------------------------------------------------------

11 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT       VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
CWABS Asset-Backed Certificates Trust 2006-10, Asset-Backed
Certificates:
Series 2006-10, Cl. MF4, 5.829%, 9/1/46(7)                        $2,550,000     $171,448
Series 2006-10, Cl. MF5, 5.829%, 9/1/46(7)                         2,465,000      111,392
-----------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2007-4, Asset-
Backed Certificates, Series 2007-4, Cl. M2, 5.931%, 9/1/37         2,000,000      283,661
-----------------------------------------------------------------------------------------
DSC Floorplan Master Owner Trust, Automobile Receivable
Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16                         1,465,000    1,487,305
-----------------------------------------------------------------------------------------
DT Auto Owner Trust 2009-1, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(3)                            859,058      863,916
-----------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts.,
Series 2011-1A, Cl. C, 3.05%, 8/15/15(3)                           2,035,000    2,040,831
-----------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts.,
Series 2011-2A, Cl. C, 3.05%, 7/15/13(3)                             495,000      493,813
-----------------------------------------------------------------------------------------
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts.,
Series 2011-3A, Cl. C, 4.03%, 12/15/41(2)                          1,491,000    1,491,000
-----------------------------------------------------------------------------------------
First Investors Auto Owner Trust 2011-1, Automobile
Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15             1,166,406    1,160,784
-----------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-
Backed Nts., Series 2009-2, Cl. A, 1.799%, 9/15/14(7)              1,700,000    1,715,414
-----------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-
Backed Nts., Series 2010-1, Cl. A, 1.899%, 12/15/14(3,7)           1,770,000    1,790,105
-----------------------------------------------------------------------------------------
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-
Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16                 1,775,000    1,802,625
-----------------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust, Asset-Backed
Securities, Series 2009-2A, Cl. A, 1.805%, 10/20/14(3,7)           1,705,000    1,720,771
-----------------------------------------------------------------------------------------
GMAC Mortgage Servicer Advance Funding Ltd., Asset-
Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23(3)              1,620,000    1,623,951
-----------------------------------------------------------------------------------------
GMACM Home Equity Loan Trust 2007-HE2, Home Equity
Loan-Backed Term Nts., Series 2007-HE2, Cl. A2, 6.054%, 12/1/37       32,134       20,811
-----------------------------------------------------------------------------------------
Hertz Vehicle Financing LLC, Automobile Receivable Nts.,
Series 2010-1A, Cl. A1, 2.60%, 2/25/15(3)                          2,700,000    2,725,513
-----------------------------------------------------------------------------------------
Home Equity Mortgage Trust 2005-HF1, Home Equity
Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.607%, 2/25/36(7)                       1,232,512      847,797
Series 2005-HF1, Cl. A3B, 0.607%, 2/25/36(7)                         928,317      638,553
-----------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 1.599%, 3/15/16(5,7)          1,800,000    1,808,384
-----------------------------------------------------------------------------------------
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13                       1,540,000    1,545,331
-----------------------------------------------------------------------------------------
Nissan Master Owner Trust, Automobile Receivable Nts.,
Series 2010-AA, Cl. A, 1.399%, 1/15/15(3,7)                        1,720,000    1,735,105
-----------------------------------------------------------------------------------------
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl.
A1, 7.25%, 6/25/382                                               25,000,000   26,000,000
-----------------------------------------------------------------------------------------
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates, Series 2005-WCW2, Cl. M4, 0.907%, 7/25/35(7)         4,000,000      633,262
-----------------------------------------------------------------------------------------

12 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                 PRINCIPAL
                                                                  AMOUNT       VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-----------------------------------------------------------------------------------------
RAMP Series 2006-NC3 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-NC3, Cl. A3, 0.527%, 3/25/36(7)        $16,698,000   $4,335,677
-----------------------------------------------------------------------------------------
Rental Car Finance Corp., Automobile Receivable Nts., Series
2011-1A, Cl. A1, 2.51%, 2/25/16(3)                                 1,290,000    1,288,145
-----------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13              698,960      699,049
-----------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-3, Automobile
Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17            1,670,000    1,671,759
-----------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2010-A,
Automobile Receivables Nts., Series 2010-A, Cl. A2, 1.37%,
8/15/13(3)                                                           924,598      925,567
-----------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17             1,715,000    1,712,326
-----------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S1A, Automobile
Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17(2)        1,650,282    1,643,516
-----------------------------------------------------------------------------------------
Santander Drive Auto Receivables Trust 2011-S2A, Automobile
Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17(3)        1,357,329    1,336,969
-----------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13            1,530,000    1,533,606
-----------------------------------------------------------------------------------------
Westlake Automobile Receivables Trust 2011-1, Automobile
Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14(3)           760,000      759,809
                                                                              -----------
Total Asset-Backed Securities (Cost $153,918,916)                             151,981,009
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 6.4%
Federal Home Loan Mortgage Corp. Nts.:
2%, 8/25/16                                                          560,000      577,573
2.50%, 5/27/16                                                       795,000      838,343
5%, 2/16/17                                                          910,000    1,070,276
5.25%, 4/18/16                                                     1,600,000    1,881,054
5.50%, 7/18/16                                                       910,000    1,082,749
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
3.50%, 12/1/26(6)                                                  5,195,000    5,398,741
4%, 12/1/41(6)                                                    24,955,000   26,011,687
4.50%, 12/1/26-12/1/41(6)                                         46,495,000   49,233,531
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts.:
0.75%, 12/19/14                                                    2,446,000    2,443,811
0.875%, 8/28/14                                                    6,555,000    6,585,481
2.375%, 4/11/16                                                    1,540,000    1,614,474
4.875%, 12/15/16                                                   1,315,000    1,539,321
5%, 3/15/16                                                        1,010,000    1,171,033
                                                                              -----------
Total U.S. Government Obligations (Cost $98,831,925)                           99,448,074
-----------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES -- 18.0%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.6%
-----------------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
Daimler Finance North America LLC, 1.875%
Sr. Unsec. Nts., 9/15/14(3)                                        1,145,000    1,127,983
-----------------------------------------------------------------------------------------

13 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                            PRINCIPAL
                                                                             AMOUNT       VALUE
---------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
----------------------------------------------------------------------------------------------------
AUTOMOBILES CONTINUED
----------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31                      $   660,000  $  890,626
                                                                                         ----------
                                                                                          2,018,609

----------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15                    1,630,000   1,740,025
---------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15(3)                  2,591,000   2,768,898
---------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16           1,810,000   2,029,792
                                                                                         ----------
                                                                                          4,798,690
---------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                  226,000     228,825
---------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13                       1,574,000   1,655,568
---------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                            601,000     626,344
8% Sr. Unsec. Nts., 5/1/12                                                    1,290,000   1,326,023
                                                                                          ---------
                                                                                          3,836,760

---------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                 1,475,000   1,555,103
---------------------------------------------------------------------------------------------------
MEDIA -- 1.1%
Comcast Cable Communications Holdings, Inc., 9.455% Sr.
Unsec. Nts., 11/15/22                                                           995,000   1,380,004
---------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                          1,398,000   1,516,830
---------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%
Sr. Unsec. Nts., 3/1/41                                                       1,289,000   1,418,271
---------------------------------------------------------------------------------------------------
Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21                                 1,492,000   1,462,160
---------------------------------------------------------------------------------------------------
Historic TW, Inc., 9.125% Debs., 1/15/13                                        547,000     591,035
---------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14                                                 586,000     629,218
10% Sr. Unsec. Nts., 7/15/17                                                  1,883,000   2,167,804
---------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                              1,540,000   1,690,150
---------------------------------------------------------------------------------------------------
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41                              972,000   1,044,221
---------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                      876,000   1,159,945
---------------------------------------------------------------------------------------------------
Time Warner, Inc., 4% Sr. Unsec. Unsub. Nts., 1/15/22                           768,000     760,136
---------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                                    895,000     937,517
6.50% Sr. Sec. Nts., 1/15/18                                                  1,981,000   2,099,860
                                                                                          ---------
                                                                                         16,857,151
---------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.3%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                          914,000     924,992
---------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14                  2,550,000   2,750,025
---------------------------------------------------------------------------------------------------
Target Corp., 7% Bonds, 1/15/38                                                 350,000     455,234
                                                                                         ----------
                                                                                          4,130,251
---------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.3%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                                 1,474,000   1,544,015
---------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                         1,688,000   1,696,440
---------------------------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19(3)   1,584,000   1,627,560
                                                                                         ----------
                                                                                          4,868,015

14 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                                 PRINCIPAL
                                                                                   AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.0%
-------------------------------------------------------------------------------------------------------
BEVERAGES -- 0.2%
Anheuser-Busch Inbev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19      $  837,000  $1,079,000
-------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                        405,000     443,510
-------------------------------------------------------------------------------------------------------
Pernod-Ricard SA, 4.45% Sr. Unsec. Nts., 1/15/22(3)                               1,579,000   1,584,776
                                                                                             ----------
                                                                                              3,107,286
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.1%
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40                                      464,000     458,906
-------------------------------------------------------------------------------------------------------
Kroger Co.(The), 5% Sr. Nts., 4/15/13                                             1,477,000   1,541,566
                                                                                             ----------
                                                                                              2,000,472
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.3%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14                                               463,000     487,053
8.50% Sr. Unsec. Nts., 6/15/19                                                      900,000   1,080,871
-------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13                                    1,495,000   1,577,340
-------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                              1,590,000   1,707,263
                                                                                             ----------
                                                                                              4,852,527
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.1%
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21(3)                              1,692,000   1,756,758
-------------------------------------------------------------------------------------------------------
TOBACCO -- 0.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                1,240,000   1,786,056
-------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41                                 1,083,000   1,087,178
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                              1,594,000   1,710,466
                                                                                             ----------
                                                                                              4,583,700
-------------------------------------------------------------------------------------------------------
ENERGY -- 2.3%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                         1,742,000   1,770,060
-------------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                    2,079,000   2,321,355
-------------------------------------------------------------------------------------------------------
Precision Drilling Corp.:
6.50% Sr. Unsec. Nts., 12/15/21(3)                                                  751,000     754,755
6.625% Sr. Unsec. Nts., 11/15/20                                                    717,000     724,170
-------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                      1,765,000   1,855,433
-------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20    1,746,000   1,798,109
                                                                                             ----------
                                                                                              9,223,882
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 1.7%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                          1,019,000   1,117,817
-------------------------------------------------------------------------------------------------------
BG Energy Capital plc, 4% Sr. Unsec. Nts., 10/15/21(3)                            1,137,000   1,146,649
-------------------------------------------------------------------------------------------------------
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19                        1,479,000   1,530,765
-------------------------------------------------------------------------------------------------------
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13(3)                        1,584,000   1,693,823
-------------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17           1,530,000   1,621,800
-------------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                       2,344,000   2,587,469
-------------------------------------------------------------------------------------------------------
Encana Corp., 3.90% Sr. Unsec. Unsub. Nts., 11/15/21                                584,000     571,957
-------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 4.65% Sr. Unsec. Unsub. Nts., 6/1/21                   845,000     816,362
-------------------------------------------------------------------------------------------------------
EQT Corp., 4.875% Sr. Unsec. Unsub. Nts., 11/15/21                                  965,000     956,705
-------------------------------------------------------------------------------------------------------

15 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                                              PRINCIPAL
                                                                                                AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                     $ 2,761,000  $2,919,230
--------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20                                  1,452,000   1,531,860
--------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                                            1,713,000   1,754,715
--------------------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                                        1,493,000   1,664,695
--------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14(3)                   945,000   1,020,600
--------------------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15(3)                         2,760,000   2,717,962
--------------------------------------------------------------------------------------------------------------------
Sunoco Logistics Partners Operations LP, 7.25% Sr. Unsec. Nts., 2/15/12                        1,549,000   1,566,437
--------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                              130,000     136,743
--------------------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(3)                                       1,162,000   1,188,307
                                                                                                          ----------
                                                                                                          26,543,896

--------------------------------------------------------------------------------------------------------------------
FINANCIALS -- 6.7%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.6%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(3)                        2,840,000   2,973,596
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                  1,639,000   1,403,033
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
5.25% Sr. Unsec. Nts., 7/27/21                                                                 2,430,000   2,246,632
6.25% Sr. Nts., 2/1/41                                                                         1,534,000   1,388,422
--------------------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(3)                                        2,202,000   2,059,273
--------------------------------------------------------------------------------------------------------------------
Mellon Capital IV, 6.244% Perpetual Bonds(11)                                                  6,000,000   4,800,000
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20(3)                                                       1,063,000     914,017
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17                                                4,260,000   3,942,626
6.25% Sr. Unsec. Nts., 8/28/17                                                                 1,000,000     949,563
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16                                  1,568,000   1,507,166
--------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12                             1,765,000   1,794,149
--------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                               667,000     660,629
                                                                                                          ----------
                                                                                                          24,639,106

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.3%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12(3)                           1,820,000   1,836,944
--------------------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                                  3,032,000   2,941,040
--------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(7)                                        3,660,000   2,928,000
--------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(3)                                        1,279,000   1,080,366
--------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13                        1,067,000   1,101,825
--------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                                    1,634,000   1,682,018
--------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.57% Perpetual Bonds(7,11)                                        6,000,000   5,092,500
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(11)                                1,204,000   1,282,260
--------------------------------------------------------------------------------------------------------------------
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14                                                 2,149,000   2,281,623
                                                                                                          ----------
                                                                                                          20,226,576

16 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                                     PRINCIPAL
                                                                                       AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.4%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13                           $ 1,577,000  $1,650,137
-----------------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.80% Sr. Unsec. Unsub. Nts., 9/19/16                  1,560,000   1,544,695
-----------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21                                  1,522,000   1,556,729
-----------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                                                    2,208,000   2,100,492
                                                                                                 ----------
                                                                                                  6,852,053
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Bank of America Corp., 3.75% Sr. Unsec. Unsub. Nts., 7/12/16                          1,720,000   1,497,551
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                              5,016,000   5,227,364
-----------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67(3,7)                            2,258,000   1,668,098
-----------------------------------------------------------------------------------------------------------
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(11)                              2,025,000   1,366,875
-----------------------------------------------------------------------------------------------------------
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13(3)   1,130,000   1,004,112
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)                             7,338,000   7,787,937
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                              1,434,000   1,284,602
                                                                                                 ----------
                                                                                                 19,836,539
-----------------------------------------------------------------------------------------------------------
INSURANCE -- 1.7%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40                        437,000     495,958
-----------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                                 1,361,000   1,355,376
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                                 851,000     854,938
-----------------------------------------------------------------------------------------------------------
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12(3)                         1,538,000   1,577,273
-----------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16              1,594,000   1,443,660
-----------------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(3)                                    2,406,000   2,283,008
-----------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                          3,280,000   2,697,800
-----------------------------------------------------------------------------------------------------------
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39                                           5,000,000   6,478,535
-----------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.375% Sr. Unsec. Unsub. Nts., 6/21/20                    2,870,000   2,973,291
-----------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(3,11)                                   3,212,000   2,807,259
-----------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16                     1,689,000   1,717,684
-----------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(2,7)                            1,640,000   1,467,800
                                                                                                 ----------
                                                                                                 26,152,582
-----------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12               859,000     866,369
-----------------------------------------------------------------------------------------------------------
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12                                        382,000     385,435
-----------------------------------------------------------------------------------------------------------
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13                                 1,609,000   1,682,975
-----------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12                              652,000     653,833
-----------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12                            1,600,000   1,600,000
-----------------------------------------------------------------------------------------------------------
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12(3)             1,599,000   1,642,816
                                                                                                 ----------
                                                                                                  6,831,428

17 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                                    PRINCIPAL
                                                                      AMOUNT      VALUE
------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------
HEALTH CARE -- 0.3%
------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                      $1,053,000  $1,144,817
------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                      854,000   1,034,388
------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40              1,044,000   1,093,685
                                                                                ----------
                                                                                 2,128,073
------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(3)                                1,730,000   1,734,325
------------------------------------------------------------------------------------------
INDUSTRIALS -- 1.1%
------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16               1,630,000   1,666,675
------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18                    1,458,000   1,581,930
                                                                                ----------
                                                                                 3,248,605

------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                 1,661,000   1,810,490
------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 8.60% Sr. Unsec. Unsub. Nts., 8/15/16     1,505,000   1,512,525
                                                                                ----------
                                                                                 3,323,015

------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.4%
General Electric Capital Corp.:
3.35% Sr. Unsec. Unsub. Nts., 10/17/16                               1,566,000   1,585,572
4.25% Sr. Unsec. Nts., Series A, 6/15/12                             1,490,000   1,512,727
5.25% Sr. Unsec. Nts., 10/19/12                                        260,000     270,369
6.375% Unsec. Sub. Bonds, 11/15/67                                   3,004,000   2,904,493
                                                                                ----------
                                                                                 6,273,161

------------------------------------------------------------------------------------------
MACHINERY -- 0.2%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(3)                   1,580,000   1,583,950
------------------------------------------------------------------------------------------
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21              727,000     769,055
------------------------------------------------------------------------------------------
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17(3)                         1,426,000   1,504,430
                                                                                ----------
                                                                                 3,857,435

------------------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                              452,000     496,357
------------------------------------------------------------------------------------------
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts., 2/1/18      525,000     577,500
                                                                                ----------
                                                                                 1,073,857

------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.8%
------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40                          510,000     572,389
------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41          655,000     695,795
                                                                                ----------
                                                                                 1,268,184

------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.2%
Hewlett-Packard Co., 2.35% Sr. Unsec. Unsub. Nts., 3/15/15           2,861,000   2,898,862
------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15      3,045,000   3,037,646
------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13                          1,571,000   1,653,074

18 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                                          PRINCIPAL
                                                                                           AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.1%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                                           $ 1,108,000        $ 1,250,889
------------------------------------------------------------------------------------------------------------------------
SOFTWARE-0.1%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                                       1,864,000          1,863,221
------------------------------------------------------------------------------------------------------------------------
MATERIALS-1.1%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS-0.4%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                                 717,000            869,254
------------------------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                                       2,786,000          2,867,713
------------------------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                                               1,495,000          1,666,925
------------------------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40                    989,000          1,173,960
                                                                                                             -----------
                                                                                                               6,577,852
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.1%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                                                  1,279,000          1,337,658
------------------------------------------------------------------------------------------------------------------------
METALS & MINING-0.5%
BHP Billiton Finance USA Ltd., 3.25% Sr. Unsec. Nts., 11/21/21                              1,263,000          1,272,100
------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                               2,365,000          2,518,467
------------------------------------------------------------------------------------------------------------------------
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12                                     1,609,000          1,678,552
------------------------------------------------------------------------------------------------------------------------
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15                                         97,000            106,507
------------------------------------------------------------------------------------------------------------------------
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15                                                       1,190,000          1,285,374
6% Sr. Unsec. Unsub. Nts., 10/15/15                                                         1,267,000          1,361,870
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                                         168,000            173,949
                                                                                                             -----------
                                                                                                               8,396,819
------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.1%
International Paper Co., 4.75% Sr. Unsec. Unsub. Nts., 2/15/22                              1,262,000          1,281,610
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.9%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.6%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                                 1,780,000          2,078,248
------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30                                      1,010,000          1,404,989
------------------------------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39                            577,000            544,112
------------------------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                               1,630,000          1,595,363
------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                                         1,589,000          1,739,955
------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                                  982,000          1,178,521
------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17                                    1,426,000          1,497,300
                                                                                                             -----------
                                                                                                              10,038,488
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.3%
America Movil SAB de CV, 2.375% Unsec. Unsub. Nts., 9/8/16                                  2,583,000          2,534,192
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                                          1,156,000          1,329,600
                                                                                                             -----------
                                                                                                               3,863,792
------------------------------------------------------------------------------------------------------------------------
UTILITIES-1.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.0%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(3)                                    1,474,000          1,509,463
------------------------------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17                                 1,140,000          1,167,286
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39                                   993,000          1,104,155
------------------------------------------------------------------------------------------------------------------------
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13                            1,659,000          1,682,851
------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., 5.30% Sr. Unsec. Nts., 10/1/41                                 896,000            949,164
------------------------------------------------------------------------------------------------------------------------

19 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

                                                                                           PRINCIPAL
                                                                                            AMOUNT                    VALUE
-----------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12                              $      1,620,000          $     1,650,668
-----------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                              1,453,000                1,836,955
-----------------------------------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(3)                                    2,320,000                2,374,912
-----------------------------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(3)                                     1,710,000                2,244,016
                                                                                                              ---------------
                                                                                                                   14,519,470
-----------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.1%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13                                           1,575,000                1,692,341
-----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.1%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20                                            1,454,000                1,505,076
-----------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.50% Sr. Unsec. Nts., 12/15/41(6)                               398,000                  394,234
                                                                                                              ---------------
                                                                                                                    1,899,310
                                                                                                              ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $278,004,327)                                               280,773,913
-----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES-3.9%
Advanced Micro Devices, Inc., 6% Cv. Sr. Unsec. Nts., 5/1/15                              12,210,000               11,996,325
-----------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc., 3% Cv. Sr. Unsec. Nts., 6/15/14                             13,000,000               11,440,000
-----------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 4.25% Cv. Sr. Unsec. Unsub.
Nts., 8/15/16                                                                             13,600,000               11,730,000
-----------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29(7)                               4,925,000                4,844,969
-----------------------------------------------------------------------------------------------------------------------------
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37(7)                                 12,000,000               11,400,000
-----------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.:
3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25                                                    4,000,000                4,125,000
3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14                                                    5,000,000                5,206,250
                                                                                                              ---------------
Total Convertible Corporate Bonds and Notes (Cost $59,000,907)                                                     60,742,544
-----------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES-0.6%
Barclays Bank plc, Apple, Inc. Yield Enhanced Equity Linked
Debt Securities                                                                               12,582                4,778,518
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Celanese Corp. Yield
Enhanced Equity Linked Debt Securities, Series A(3)                                           87,035                4,105,963
                                                                                                              ---------------
Total Structured Securities (Cost $10,000,248)                                                                      8,884,481
-----------------------------------------------------------------------------------------------------------------------------
EVENT-LINKED BONDS-0.6%
Calypso Capital Ltd. Catastrophe Linked Nts., Series 2010-1,
Cl. A, 5.035%, 1/10/14(3,7)                                                                 2,041,000  EUR          2,757,246
-----------------------------------------------------------------------------------------------------------------------------
Foundation Re III Ltd. Catastrophe Linked Nts., Series 1-A,
5.75%, 2/3/14(3,7)                                                                          2,100,000               2,112,180
-----------------------------------------------------------------------------------------------------------------------------
Longpoint Re Ltd. Catastrophe Linked Nts., 5.40%, 12/24/12(3,7)                             1,606,000               1,618,848
-----------------------------------------------------------------------------------------------------------------------------
Midori Ltd. Catastrophe Linked Nts., 3.153%, 10/24/12(3,7)                                  3,000,000               2,977,800
                                                                                                              ---------------
Total Event-Linked Bonds (Cost $9,513,421)                                                                          9,466,074


                                                                      EXPIRATION          STRIKE
                                                                            DATE           PRICE       CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.2%
Celanese Corp., Series A Call(1)                                        12/19/11    $     37.500             800      704,000
-----------------------------------------------------------------------------------------------------------------------------
Chicago Board Options Exchange Volatility Index Call(1)                 12/21/11          40.000           2,000      120,000
-----------------------------------------------------------------------------------------------------------------------------

20 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)


                                             EXPIRATION          STRIKE
                                                   DATE           PRICE       CONTRACTS             VALUE
---------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED CONTINUED
---------------------------------------------------------------------------------------------------------
Chicago Board Options Exchange
Volatility Index Call(1)                        3/21/12     $    40.000           1,000      $    285,000
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)
Call(1)                                        12/19/11          95.000             200            86,000
---------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A Call(1)                    1/23/12          55.000             750           525,000
---------------------------------------------------------------------------------------------------------
U.S. Long Bond Futures, 3/21/12
Call(1)                                         1/30/12         149.000              57            53,438
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr.,
3/21/12 Call(1)                                 1/30/12         128.000             170           393,125
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr.,
3/21/12 Call(1)                                 1/30/12         129.000             256           436,000
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. Futures, 10 yr.,
3/21/12 Call(1)                                 1/30/12         132.000              57            29,391
                                                                                             ------------

Total Options Purchased (Cost $2,955,970)                                                       2,631,954

                                                             EXERCISE              NOTIONAL
                                                                 DATE                AMOUNT
---------------------------------------------------------------------------------------------------------
SWAPTIONS PURCHASED-0.1%
Goldman Sachs Group, Inc. (The),
Swap Counterparty; Interest Rate Swap
call option; SwapTerms: Receive Three-
Month BBA LIBOR and pay 4%;
terminating 11/28/24(1)                                      11/26/14      $     50,000,000     1,665,858
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
Swap Counterparty; Interest Rate Swap
call option; Swap Terms: Receive
Three-Month BBA LIBOR and pay
5.28%; terminating 10/19/25(1)                               10/16/15            11,666,666       253,211
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
Swap Counterparty; Interest Rate Swap
call option; Swap Terms: Receive
Three-Month BBA LIBOR and pay
5.445%; terminating 11/9/25(1)                                11/6/15            11,666,666       237,361
                                                                                               ----------
Total Swaptions Purchased (Cost $2,690,000)                                                     2,156,430

                                                                                SHARES
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-24.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(12,13)           283,288,897        283,288,897
---------------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC(12)                                        6,879,066         81,232,892
---------------------------------------------------------------------------------------------------------
Oppenheimer Short Duration Fund, Cl. Y(12)                                   1,000,814         10,008,139
                                                                                              -----------
Total Investment Companies (Cost $377,733,620)                                                374,529,928

21 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

                                                                                      VALUE
-------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,739,482,285)           114.5%      $     1,786,317,068
-------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (14.5)             (226,745,816)
                                                            -------------------------------
NET ASSETS                                                  100.0%      $     1,559,571,252
                                                            ===============================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR                    Euro

1.   Non-income producing security.

2. Restricted security. The aggregate value of restricted securities as of November 30, 2011 was $83,807,759, which represents 5.37% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                    UNREALIZED
                                                              ACQUISITION                                         APPRECIATION
SECURITY                                                            DATES              COST             VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Airspeed Ltd., Airplane Receivables, Series 2007-1A,
Cl. G1, 0.518%, 6/15/32                                  7/28/10-10/21/10  $     28,962,968  $     29,011,532  $        48,564
Airspeed Ltd., Airplane Receivables, Series 2007-1A,
Cl. G2, 0.528%, 6/15/32                                            4/8/11        10,401,896         9,973,806         (428,090)
Blade Engine Securitization Ltd., Asset-Backed
Certificates, Series 2006-1A, Cl. B, 3.249%, 9/15/41             11/10/09         6,362,066         7,470,105        1,108,039
Bond Street Holdings LLC, Cl. A                                   11/4/09         7,500,000         6,750,000         (750,000)
DT Auto Owner Trust 2011-3A, Automobile
Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/41           11/2/11         1,490,881         1,491,000              119
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-
1A, Cl. A1, 7.25%, 6/25/38                                        1/25/11        26,854,139        26,000,000         (854,139)
Santander Drive Auto Receivables Trust 2011-S1A,
Automobile Receivables Nts., Series 2011-S1A, Cl. D,
3.10%, 5/15/17                                             2/4/11-4/14/11         1,652,547         1,643,516           (9,031)
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37             2/24/11         1,654,729         1,467,800         (186,929)
                                                                           ---------------------------------------------------
                                                                           $     84,879,226  $     83,807,759  $    (1,071,467)
                                                                           ===================================================

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $109,440,852 or 7.02% of the Fund's net assets as of November 30, 2011.

4. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $784,215. See accompanying Notes.

5. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

6. When-issued security or delayed delivery to be delivered and settled after November 30, 2011. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,515,248 or 1.32% of the Fund's net assets as of November 30, 2011.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $359,007 or 0.02% of the Fund's net assets as of November 30, 2011.

10. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

22 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES               GROSS               GROSS               SHARES
                                                       AUGUST 31, 2011           ADDITIONS          REDUCTIONS     NOVEMBER 30, 2011
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E         286,727,498         114,668,031         118,106,632          283,288,897
Oppenheimer Master Loan Fund, LLC                            6,879,066                   -                   -            6,879,066
Oppenheimer Short Duration Fund, Cl. Y                       1,000,000                 814                   -            1,000,814

                                                                                                                      REALIZED
                                                                      VALUE              INCOME                           LOSS
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E       $      283,288,897  $          122,672             $               -
Oppenheimer Master Loan Fund, LLC                                81,232,892           1,468,730 (a)                   267,498(a)
Oppenheimer Short Duration Fund, Cl. Y                           10,008,139              12,592                             -
                                                         ----------------------------------------------------------------------
                                                         $      374,529,928  $        1,603,994             $         267,498
                                                         ======================================================================

a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

13.  Rate shown is the 7-day yield as of November 30, 2011.

23 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of November 30, 2011 based on valuation input level:

                                                                                         LEVEL 3 --
                                                  LEVEL 1 --            LEVEL 2 --       SIGNIFICANT
                                                  UNADJUSTED     OTHER SIGNIFICANT       UNOBSERVABLE
                                               QUOTED PRICES     OBSERVABLE INPUTS            INPUTS             VALUE
----------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                       $  49,913,000    $               --     $          --    $   49,913,000
  Consumer Staples                                46,732,534                    --                --        46,732,534
  Energy                                          44,918,402            11,021,574                --        55,939,976
  Financials                                      61,994,327             6,750,000                --        68,744,327
  Health Care                                     53,363,505                    --                --        53,363,505
  Industrials                                     25,052,332                    --                --        25,052,332
  Information Technology                          70,284,168                    --                --        70,284,168
  Materials                                       17,101,802                    --                --        17,101,802
  Telecommunication Services                       6,737,850                    --                --         6,737,850
  Utilities                                       21,993,410                    --                --        21,993,410
Preferred Stocks                                   7,378,000            35,190,740                --        42,568,740
Rights, Warrants and Certificates                    585,875                    --                --           585,875
Mortgage-Backed Obligations                               --           336,685,142                --       336,685,142
Asset-Backed Securities                                   --           151,981,009                --       151,981,009
U.S. Government Obligations                               --            99,448,074                --        99,448,074
Non-Convertible Corporate Bonds and Notes                 --           280,773,913                --       280,773,913
Convertible Corporate Bonds and Notes                     --            60,742,544                --        60,742,544
Structured Securities                                     --             8,884,481                --         8,884,481
Event-Linked Bonds                                        --             9,466,074                --         9,466,074
Options Purchased                                  2,631,954                    --                --         2,631,954
Swaptions Purchased                                       --             2,156,430                --         2,156,430
Investment Companies                             293,297,036            81,232,892                --       374,529,928
                                               -----------------------------------------------------------------------
Total Investments, at Value                      701,984,195         1,084,332,873                --     1,786,317,068
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                       --                25,049                --            25,049
Futures margins                                       38,355                    --                --            38,355
Appreciated swaps, at value                               --             8,793,106                --         8,793,106
Depreciated swaps, at value                               --               764,338                --           764,338
                                               -----------------------------------------------------------------------
Total Assets                                   $ 702,022,550    $    1,093,915,366     $          --  $  1,795,937,916
                                               -----------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                $ (1,334,614)    $               --     $          --  $     (1,334,614)
Appreciated options written, at value              (130,625)                    --                --          (130,625)

24 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                                         LEVEL 3 --
                                                  LEVEL 1 --            LEVEL 2 --       SIGNIFICANT
                                                  UNADJUSTED     OTHER SIGNIFICANT        OBSERVABLE
                                               QUOTED PRICES     OBSERVABLE INPUTS            INPUTS             VALUE
----------------------------------------------------------------------------------------------------------------------
Depreciated options written, at value              (499,350)                    --                --          (499,350)
                                               -----------------------------------------------------------------------
Total Liabilities                              $ (1,964,589)     $              --       $        --     $  (1,964,589)
                                               -----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF NOVEMBER 30, 2011 ARE AS FOLLOWS:


COUNTERPARTY/CONTRACT                                   CONTRACT AMOUNT         EXPIRATION                       UNREALIZED
DESCRIPTION                             BUY/SELL                (000'S)               DATE           VALUE     APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL
Euro (EUR)                                  Sell                  2,555  EUR       2/17/12    $  3,435,875   $       25,049

FUTURES CONTRACTS AS OF NOVEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                            UNREALIZED
                                                 NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                   BUY/SELL  CONTRACTS         DATE            VALUE (DEPRECIATION)
------------------------------------------------------------------------------------------------------
U.S. Long Bond                              Buy        387      3/21/12    $  54,712,125 $    (585,399)
U.S. Treasury Nts., 2 yr.                  Sell        461      3/30/12      101,650,500       (12,337)
U.S. Treasury Nts., 5 yr.                  Sell        384      3/30/12       47,094,000        48,258
U.S. Treasury Nts., 10 yr.                 Sell         19     12/20/11        2,472,969        14,053
U.S. Treasury Nts., 10 yr.                  Buy        337      3/21/12       43,588,844        13,555
U.S. Treasury Ultra Bonds                   Buy        201      3/21/12       31,242,938      (711,833)
                                                                                         -------------
                                                                                         $  (1,233,703)
                                                                                         =============

WRITTEN OPTIONS AS OF NOVEMBER 30, 2011 ARE AS FOLLOWS:

                                                                                                                 UNREALIZED
                                                     NUMBER OF  EXERCISE   EXPIRATION  PREMIUMS                APPRECIATION/
DESCRIPTION                                    TYPE  CONTRACTS    PRICE       DATE     RECEIVED     VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                       Call        800  $  42.500    12/19/11  $ 121,580  $(345,600)  $    (224,020)
Celanese Corp., Series A                       Put         425     37.500    12/19/11    168,712     (4,250)        164,462
Goldman Sachs Group, Inc. (The)                Call        200    105.000    12/19/11     73,202    (16,000)         57,202
Goldman Sachs Group, Inc. (The)                Put         100     95.000    12/19/11     71,196    (33,500)         37,696
Rock-Tenn Co., Cl. A                           Call        750     60.000     1/23/12    181,480   (183,750)         (2,270)
Rock-Tenn Co., Cl. A                           Put         375     50.000     1/23/12    145,114    (46,875)         98,239
                                                                                       ------------------------------------
                                                                                       $ 761,284  $(629,975)  $     131,309
                                                                                       ====================================

CREDIT DEFAULT SWAP CONTRACTS AS OF NOVEMBER 30, 2011 ARE AS FOLLOWS:

                                                                 PAY/                  UPFRONT
                                  BUY/SELL   NOTIONAL         RECEIVE                   PAYMENT                          UNREALIZED
REFERENCE ENTITY/                   CREDIT     AMOUNT           FIXED    TERMINATION   RECEIVED/                        APPRECIATION
SWAP COUNTERPARTY                PROTECTION   (000'S)            RATE           DATE      (PAID)            VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
 BNP PARIBAS SA
 Goldman Sachs International            Buy     7,000  EUR       3.00%       9/20/16   $  (199,968)  $    817,399  $      617,431
                                             --------                                  ------------------------------------------
                                      Total     7,000  EUR                                (199,968)       817,399         617,431
                                 ------------------------------------------------------------------------------------------------
 FEDERAL REPUBLIC OF GERMANY:
 Goldman Sachs International            Buy    50,000            0.25        9/20/15      (596,126)     1,482,114         885,988
 Goldman Sachs International            Buy    25,000            0.25       12/20/16      (815,797)       764,338         (51,459)
                                             --------                                   -----------------------------------------
                                      Total    75,000                                   (1,411,923)     2,246,452         834,529

25 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

                                                   PAY/                        UPFRONT
                      BUY/SELL   NOTIONAL         RECEIVE                       PAYMENT                    UNREALIZED
REFERENCE ENTITY/      CREDIT     AMOUNT           FIXED        TERMINATION    RECEIVED/                  APPRECIATION
SWAP COUNTERPARTY    PROTECTION   (000'S)           RATE            DATE        (PAID)          VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
ITRAXX EUROPE SUB
FINANCIALS
SERIES 14
 Barclays Bank plc         Buy     34,000 EUR       1.00           12/20/15    (3,390,182)     6,493,593     3,103,411
                                  -------                                    -----------------------------------------
                         Total     34,000 EUR                                  (3,390,182)     6,493,593     3,103,411
                                                                             -----------------------------------------
                                                           Grand Total Buys    (5,002,073)     9,557,444     4,555,371
                                                                             -----------------------------------------
                                                          Grand Total Sells             -              -             -
                                                                             -----------------------------------------
                                                 Total Credit Default Swaps  $ (5,002,073)  $  9,557,444  $  4,555,371
                                                                             =========================================


Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currency:

EUR                                                       Euro

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF NOVEMBER 30, 2011 IS AS FOLLOWS:

                                                                                          NOTIONAL
                                                             SWAP TYPE FROM                AMOUNT
SWAP COUNTERPARTY                                           FUND PERSPECTIVE              (000'S)                   VALUE
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc                                     Credit Default Buy Protection         34,000   EUR        $  6,493,593
Goldman Sachs International:
                                                      Credit Default Buy Protection          7,000   EUR             817,399
                                                      Credit Default Buy Protection         75,000                 2,246,452
                                                                                                                ------------
                                                                                                                   3,063,851
                                                                                                                ------------
                                                                                             Total Swaps        $  9,557,444
                                                                                                                ============


Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currency:

EUR                                        Euro

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing

26 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Event-linked bonds are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

27 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   November 30, 2011 (Unaudited)

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                       BASIS TRANSACTIONS
------------------------------------------------------
Purchased securities                   $   258,406,943
Sold securities                             22,426,078

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses,

28 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

29 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of November 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $11,738,923 , which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $11,713,874 as of November 30, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of November 30, 2011 the Fund has required certain counterparties to post collateral of $10,567,297.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

30 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended November 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $192,738 and $6,733,482, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

31 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $148,711,047 and $126,426,094 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $2,035,648 and $364,500 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $355,663 and $231,100 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended November 30, 2011 was as follows:

32 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                CALL OPTIONS                  PUT OPTIONS
                           ------------------------    -------------------------
                           NUMBER OF    AMOUNT OF      NUMBER OF     AMOUNT OF
                           CONTRACTS    PREMIUMS       CONTRACTS     PREMIUMS
                           -----------------------------------------------------
Options outstanding as of
August 31, 2011                    -  $           -            -   $          -
Options written                1,750        376,261        1,900        647,000
Options closed or expired          -              -       (1,000)      (261,977)
                           -----------------------------------------------------
Options outstanding as of
November 30, 2011              1,750  $     376,261          900   $    385,023
                           =====================================================

SWAP CONTRACTS
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk
factors.   Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

33 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operation s in the annual and semiannual reports.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     For the period ended November 30, 2011, the Fund had ending monthly average notional amounts of $112,662,368 on credit default swaps to buy protection.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

SWAPTION TRANSACTIONS
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

During the period ended November 30, 2011, the Fund had an ending monthly average market value of $1,046,828 on purchased swaptions.

RESTRICTED SECURITIES
As of November 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted below. The

34 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $1,745,703,919
Federal tax cost of other investments       (16,199,071)
                                         --------------
Total federal tax cost                   $1,729,504,848
                                         ==============

Gross unrealized appreciation            $   99,887,366
Gross unrealized depreciation               (55,821,240)
                                         --------------
Net unrealized appreciation              $   44,066,126
                                         ==============

35 | Oppenheimer Capital Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By: -s- William F. Glavin, Jr.
   ----------------------------
   William F. Glavin, Jr.
   Principal Executive Officer

Date: 1/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 1/10/2012

By: -s- Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 1/10/2012